Description of Plan (Details) - EBP 004 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Forfeited non-vested account balances	$ 5,200,000	$ 8,900,000
Assets transferred into Plan	$ 21,624,349	$ 42,708,286